Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (7,831)	$ (7,969)	$ (11,017)	$ (12,257)
Adjustments to reconcile net income (loss) to net cash flows used in operating activities:
Stock-based compensation	493	717	961	335
Depreciation	37	25	58	42
Capital loss from sale of property and equipment				(2)
Interest related to convertible promissory notes and loan facility	1,036	1,212	1,506	4,179
Common stock issued for legal and other services	532
Changes in operating assets and liabilities:
Accounts receivable	504	1,415	770	(2,673)
Other accounts receivable and prepaid expenses	290	(185)	(303)	161
Accounts payable	(193)	(561)	(729)	1,466
Deferred revenue	(77)	(309)	497	250
Accrued and other current liabilities	99	(19)	100	1,503
Net cash flows used in operating activities	(5,110)	(5,674)	(8,157)	(6,996)
CASH FLOWS FROM INVESTING ACTIVITIES
Sale of property and equipment				3
Purchases of property and equipment	(18)	(46)	(62)	(89)
Net cash flows used in by investing activities	(18)	(46)	(62)	(86)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from related party loans	451	1,110	1,195	2,385
Payments as part of related party loans	(1,215)	(910)	(910)	(1,000)
Proceeds from Convertible Promissory Notes, net				2,395
Issuance of Series B-1 preferred stock		3,000	3,000	3,000
Issuance of Series CF preferred stock	2,799	1,564	4,352
Issuance of Series CF preferred stock fundraising fees	(46)	(60)	(97)
Issuance of Series C preferred stock	3,000
Issuance of Series C preferred stock fundraising fees	(254)
Issuance of Series CF-2 preferred stock	819
Issuance of Series CF-2 preferred stock fundraising fees	(56)
Cash dividends paid	(66)
Net cash flows provided by financing activities	5,432	4,704	7,540	6,780
Effect of exchange rate on cash	(105)		(32)	(4)
Change in cash, cash equivalents and restricted cash	199	(1,016)	(711)	(306)
Cash, cash equivalents, and restricted cash beginning of period	726	1,437	1,437	1,743
Cash, cash equivalents, and restricted cash end of period	925	421	726	1,437
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid for income taxes, net	95	37	$ 48	36
Conversion of related party loans to Convertible Promissory Notes				1,450
Conversion of Convertible Promissory Notes into B-1, B-2, B-3 Preferred Stocks				40,527
Conversion of Loan Facility to convertible B-1 Preferred Stocks				$ 3,153
SUPPLEMENTAL DISCLOSURES OF NON-CASH FLOW INFORMATION:
Conversion of Loan Facility to convertible E Preferred Stocks	6,929
Common Stock Dividend	$ 145